Debt instruments (Tables)	12 Months Ended
Dec. 31, 2024
Bank borrowings
Schedule of debt instruments

Debt instruments comprise the following at December 31:

	2024	2023
	US$'000	US$'000
Notes carried at amortized cost (financial liability)
Commercial Paper	10,135	—
Secured Reinstated Senior Notes	—	150,010
Accrued coupon interest	—	5,805

Notes carried at amortized cost (financial asset)
Secured Reinstated Senior Notes	—	995
Accrued coupon interest	—	40

Total net debt instruments	10,135	154,780

Amount due for settlement within 12 months	10,135	5,765
Amount due for settlement after 12 months	—	149,015
Total	10,135	154,780